Equity (Aggregate Number and Price of Shares Repurchased) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended		5 Months Ended	12 Months Ended
	Mar. 07, 2016	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Share Repurchases [Line Items]
Aggregate price of shares repurchased	¥ 307,486	¥ 307,694	¥ 165,342	¥ 307,486	¥ 473,036
Acquisition of treasury stock based on the resolution of the board of directors	120,867,062	181,530,121	83,746,000	120,867,105	265,276,245